Fair Value (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Senior Secured Convertible Notes [Member]
Fair Value (Tables) [Line Items]
Schedule of Reconciliation of Fair Values	For the 2020 Notes and Senior Convertible Notes, which are measured at fair value categorized within Level 3 of the fair value hierarchy, the following is a reconciliation of the fair values for the periods presented:
2020 Notes
Ending fair value balance – December 31, 2020	$13,398,000
Principal payments in cash and Common Stock	(15,172,727)
Change in fair value reported in the statements of operations	2,030,904
Change in fair value reported in other comprehensive income	(70,000)
Gain on extinguishment of debt reported in the statement of operations	(186,177)
Ending fair value balance – October 5, 2021	$—

Senior Convertible Notes [Member]
Fair Value (Tables) [Line Items]
Schedule of Reconciliation of Fair Values	For the Senior Secured Notes, which are measured at fair value categorized within Level 3 of the fair value hierarchy, the following is a reconciliation of the fair values from October 5, 2021 to December 31, 2022:
Senior Convertible Notes
Beginning fair value balance on October 5, 2021	$18,000,000
Principal payments in cash and Common Stock	—
Change in fair value reported in the statements of operations	(665,000)
Change in fair value reported in other comprehensive income	(30,000)
Ending fair value balance – December 31, 2021	$17,305,000
Principal payments in cash and Common Stock	(5,337,273)
Change in fair value reported in the statements of operations	2,884,273
Change in fair value reported in other comprehensive income	(245,000)
Ending fair value balance – December 31, 2022	$14,607,000

Schedule of Fair Value by Using Key Inputs	We determined the fair value of the Senior Convertible Notes by using the following key inputs to the Monte Carlo Simulation Model:
	As of December 31,
Fair Value Assumptions – Senior Convertible Notes	2022	2021
Face value principal payable	$14,662,727	$20,000,000
Conversion prices, as adjusted for the Reverse Stock Split and certain securities offerings	$4.75	$4.05
Value of Common Stock on measurement date	$0.69	$1.75
Expected term (years)	1.8	2.8
Volatility	77%	75%
Market yield (range)	44.3 to 43.9%	37.1 to 0%
Risk free rate	4.4%	1.0%
Issue date	October 5, 2021	October 5, 2021
Maturity date	October 5, 2024	October 5, 2024

Private Warrants [Member]
Fair Value (Tables) [Line Items]
Schedule of Reconciliation of Fair Values	We estimated the fair value by using the following key inputs:
	As of December 31,
Fair Value Assumptions – Private Warrants	2022	2021
Number of Private Warrants	225,635	225,635
Exercise price, as adjusted for the Reverse Stock Split	$230.00	$230.00
Value of Common Stock on measurement date	$0.69	$1.75
Expected term (years)	1.46	2.46
Volatility	NM	85.8%
Risk free rate	NM	0.8%

Schedule of Fair Value by Using Key Inputs	For the Private Warrants, which are classified as derivative liabilities on our consolidated balance sheets and measured at fair value categorized within Level 3 of the fair value hierarchy, the following is a reconciliation of the fair values for the years ended December 31, 2022 and December 31, 2021:
	Year Ended December 31,
	2022	2021
Fair value balance at beginning of period	$63,178	$311,376
Change in fair value reported in the statements of operations	(63,178)	(248,198)
Fair value balance at end of period	$—	$63,178

Common Warrants and Underwriter Warrants [Member]
Fair Value (Tables) [Line Items]
Schedule of Fair Value Measurement Unit Offering Common and Underwriter Warrants	The fair value of the Common Warrants and Underwriter Warrants issued in connection with our 2022 Unit Offering represent a measurement within Level 3 of the fair value hierarchy and were estimated based on the following key inputs as of the date of the 2022 Unit Offering:
Fair Value Assumptions – 2022 Common and Underwriter Warrants	July 5, 2022
Exercise price	$4.60
Expected term (years)	5.0
Volatility	136.9%
The fair value of the Common Warrants and Underwriter Warrants issued in connection with the 2022 Unit Offering represent a measurement within Level 3 of the fair value hierarchy and were estimated based on the following key inputs as of the date of the 2022 Unit Offering:
Fair Value Assumptions – 2022 Common and Underwriter Warrants	July 5, 2022
Exercise price as adjusted for the Reverse Stock Split	$4.60
Expected term (years)	5.0
Volatility	136.9%

Convertible Debt [Member]
Fair Value (Tables) [Line Items]
Schedule of Fair Value by Using Key Inputs	We estimated the fair value by using the following key inputs to the Monte Carlo Simulation Models:
Fair Value Assumptions – Convertible Notes	June 30, 2023	December 31, 2022
Face value principal payable	$8,233,271	$14,662,727
Original conversion price	$4.75	$4.75
Value of Common Stock	$0.605	$0.69
Expected term (years)	1.3	1.8
Volatility	111%	77%
Market yield	41.7%	44.3 to 43.9%
Risk free rate	4.9%	4.4%
Issue date	October 5, 2021	October 5, 2021
Maturity date	October 5, 2024	October 5, 2024

Schedule of Reconciliation of Fair Values	For the Senior Convertible Notes, which are measured at fair value categorized within Level 3 of the fair value hierarchy, the following represents a reconciliation of the fair values for the three and six months ended June 30, 2023 and June 30, 2022:
	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Fair value balance at beginning of period	$8,462,000	$15,337,000	$14,607,000	$17,305,000
Principal payments in cash and Common Stock	(115,000)	(2,080,000)	(6,429,457)	(5,380,000)
Change in fair value reported in the statements of operations	893,000	294,000	1,048,457	1,727,000
Change in fair value reported in other comprehensive loss	25,000	(163,000)	39,000	(264,000)
Fair value balance at end of period	$9,265,000	$13,388,000	$9,265,000	$13,388,000

Private warrant [Member]
Fair Value (Tables) [Line Items]
Schedule of Fair Value by Using Key Inputs	We estimated the fair value by using the following key inputs:
Fair Value Assumptions – Private Warrants	June 30, 2023	December 31, 2022
Number of Private Warrants	225,635	225,635
Original conversion price	$230	$230.00
Value of Common Stock	$0.605	$0.69
Expected term (years)	0.96	1.46
Volatility	NM	NM
Risk free rate	NM	NM

Schedule of Reconciliation of Fair Values	For the Private Warrants, which are classified as derivative liabilities on our condensed consolidated balance sheets and are measured at fair value categorized within Level 3 of the fair value hierarchy, the following represents a reconciliation of the fair values for the three and six months ended June 30, 2023 and June 30, 2022:
	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Fair value balance at beginning of period	$—	$45,127	$—	$63,178
Change in fair value reported in the statements of operations	—	(33,845)	—	(51,896)
Fair value balance at end of period	$—	$11,282	$—	$11,282